DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Long Term Debt [Abstract]
Schedule Of Long-term Debt
LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2013		2012
SDG&E
First mortgage bonds:
6.8% June 1, 2015	$	―	$14
5.3% November 15, 2015		250	250
1.65% July 1, 2018(1)		161	161
5.85% June 1, 2021(1)		―	60
3% August 15, 2021		350	350
3.6% September 1, 2023		450	―
6% June 1, 2026		250	250
5% to 5.25% December 1, 2027(1)		150	150
5.875% January and February 2034(1)		176	176
5.35% May 15, 2035		250	250
6.125% September 15, 2037		250	250
4% May 1, 2039(1)		75	75
6% June 1, 2039		300	300
5.35% May 15, 2040		250	250
4.5% August 15, 2040		500	500
3.95% November 15, 2041		250	250
4.3% April 1, 2042		250	250
		3,912	3,536
Other long-term debt (unsecured unless otherwise noted):
5.9% Notes June 1, 2014		15	130
5.3% Notes July 1, 2021(1)		39	39
5.5% Notes December 1, 2021(1)		60	60
4.9% Notes March 1, 2023(1)		25	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by plant assets)		335	345
Capital lease obligations:
Purchased-power agreements		176	178
Other		3	7
		653	784
		4,565	4,320
Current portion of long-term debt		(29)	(16)
Unamortized discount on long-term debt		(11)	(12)
Total SDG&E		4,525	4,292

SoCalGas
First mortgage bonds:
5.5% March 15, 2014		250	250
5.45% April 15, 2018		250	250
5.75% November 15, 2035		250	250
5.125% November 15, 2040		300	300
3.75% September 15, 2042		350	350
		1,400	1,400
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(1)		8	8
5.67% Notes January 18, 2028		5	5
Capital lease obligations		2	4
		15	17
		1,415	1,417
Current portion of long-term debt		(252)	(4)
Unamortized discount on long-term debt		(4)	(4)
Total SoCalGas		1,159	1,409

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2013	2012
Sempra Energy
Other long-term debt (unsecured):
6% Notes February 1, 2013	―	400
8.9% Notes November 15, 2013, including $200 at variable rates after fixed-to-floating
rate swaps effective January 2011	―	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.46% at December 31, 2013)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net (expire November 2013 and June 2016)	12	19
Build-to-suit lease(2)	14	―
Sempra Global
Other long-term debt (unsecured):
Commercial paper borrowings at variable rates, classified as long-term debt
(0.35% weighted average at December 31, 2013)	200	300
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
2.75% Series A Bonds October 30, 2014(1)	―	86
4.25% Series B Bonds October 30, 2030(1)	209	224
Luz del Sur
Bank loans 5.5% to 6.75% payable 2016 through December 2018	70	31
Notes at 4.75% to 7.09% payable 2014 through October 2022	292	284
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates at 2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013	100	―
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	298	―
Sempra Renewables
Other long-term debt (secured):
Loan at variable rates payable 2014 through December 2028, including $78 at 4.54%
after floating-to-fixed rate swaps effective June 2012 (2.75% at December 31, 2013)(1)	104	111
Loans at 2.24% to 2.26% payable 2014 through January 2031	―	286
Sempra Natural Gas
First mortgage bonds (Mobile Gas):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(1)	18	17
9% Notes May 13, 2013	―	1
8.45% Notes payable 2014 through December 2017, secured	21	25
3.1% Notes December 30, 2018, secured(1)	5	―
4.5% Notes July 1, 2024, secured(1)	77	74
Industrial development bonds at variable rates (0.05% at December 31, 2013)
August 1, 2037, secured(1)	55	55
	6,437	6,625
Current portion of long-term debt	(866)	(705)
Unamortized discount on long-term debt	(9)	(8)
Unamortized premium on long-term debt	7	8
Total other Sempra Energy	5,569	5,920
Total Sempra Energy Consolidated	$11,253	$11,621
(1)	Callable long-term debt not subject to make-whole provisions.
(2)	We discuss this lease in Note 15.

Schedule Of Maturities Of Long Term Debt [Abstract]
Schedule Of Maturities Of Long-term Debt
MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2014	$24	$250	$866	$1,140
2015	260	―	52	312
2016	10	8	828	846
2017	10	―	662	672
2018	171	250	652	1,073
Thereafter	3,910	905	3,349	8,164
Total	$4,385	$1,413	$6,409	$12,207
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Schedule Of Callable Long Term Debt [Abstract]
Schedule Of Callable Long-term Debt
CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$686	$8	$468	$1,162
Subject to make-whole provisions	3,350	1,400	4,683	9,433

Schedule Of Segment Long Term Debt [Abstract]
Schedule of segment long-term debt
2013 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month Issued	Issuance	Interest Rate	Maturity Date
June	$11	5.50%	June 25, 2016
July	5	6.00%	July 11, 2016
July	14	5.85%	July 24, 2016
December	22	6.41%	December 20, 2018